Other current financial assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current financial assets
27. Other current financial assets
The following table provides a breakdown for other current financial assets (see Note 40 -
Fair value measurement
for a breakdown of other current financial assets by fair value level):

(Euro thousands)	At December 31,
	2021	2020
Securities	334,244	350,163
Guarantee deposits and others	6,136	—

Total other current financial assets	340,380	350,163
The following table provides a breakdown for securities:

	At December 31, 2020	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2021
(Euro thousands)
FVPL
Insurance contracts	107,188	6,232	—	499	—	—	113,919
Fixed income	88,011	24,756	(44,713)	1,271	(380)	2	68,947
Hedge funds	36,511	10,396	(7,861)	1,153	572	712	41,483
Real estate funds	29,073	3,826	(2,060)	1,316	109	634	32,898
Equity	24,843	8,327	(10,236)	1,224	1,011	239	25,408
Private equity	10,583	4,505	(3,036)	3,486	—	387	15,925
Private debt	6,894	401	—	650	—	—	7,945
Money market funds	19,223	11,479	(30,978)	20	279	1,984	2,007

Total FVPL	322,326	69,922	(98,884)	9,619	1,591	3,958	308,532
FVOCI
Floating income	22,663	—	(2,284)	252	56	—	20,687
Fixed income	5,174	—	(416)	267	—	—	5,025

Total FVOCI	27,837	—	(2,700)	519	56	—	25,712

Total securities	350,163	69,922	(101,584)	10,138	1,647	3,958	334,244

	At December 31, 2019	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2020
(Euro thousands)
FVPL
Insurance contracts	176,575	7,500	(78,897)	1,984	26	—	107,188
Fixed income	122,070	38,580	(72,752)	920	(798)	(9)	88,011
Hedge funds	50,471	20,198	(35,408)	420	1,299	(469)	36,511
Real estate funds	24,807	21,023	(15,788)	(884)	604	(689)	29,073
Equity	15,261	27,834	(18,024)	(80)	(124)	(24)	24,843
Money market funds	10,254	37,222	(28,253)	—	—	—	19,223
Private equity	8,256	2,845	(548)	201	—	(171)	10,583
Private debt	2,006	4,802	—	86	—	—	6,894

Total FVPL	409,700	160,004	(249,670)	2,647	1,007	(1,362)	322,326
FVOCI
Floating income	19,879	5,425	(2,938)	295	2	—	22,663
Fixed in c ome	5,326	167	(303)	(12)	(4)	—	5,174

Total FVOCI	25,205	5,592	(3,241)	283	(2)	—	27,837

Total securities	434,905	165,596	(252,911)	2,930	1,005	(1,362)	350,163